Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 242,652	$ 246,251
Marketable securities	24,673	34,457
Other current assets	4,907	5,268
Total current assets	272,232	285,976
Non-current assets
Property, plant and equipment	580	620
Other non-current assets	2,455	1,634
Total non-current assets	3,035	2,254
Total assets	275,267	288,230
Current liabilities
Trade payables	5,212	3,773
Lease liability	357	365
Other current liabilities	6,246	4,242
Total current liabilities	11,815	8,380
Non-current liabilities
Lease liability	75	147
Total non-current liabilities	75	147
Total liabilities	11,890	8,527
Equity attributable to owners
Share capital	1,551	1,551
Additional paid-in capital	431,133	431,061
Other reserves	14,876	13,292
Foreign currency translation reserve	(10,954)	(11,776)
Accumulated deficit	(173,229)	(154,425)
Total equity	263,377	279,703
Total liabilities and equity	$ 275,267	$ 288,230